Leases - Summary of Lease Cost (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee Disclosure [Abstract]
Operating lease expense	¥ 44,300,218
Short-term lease expense	7,781,246
Total lease expense	¥ 52,081,464	¥ 39,845,627	¥ 36,914,653